Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Grant income	$ 166	$ 269
Operating expenses:
Research and development	(33,963)	(30,731)
General and administrative	(7,987)	(8,738)
Loss on disposal of leasehold improvements	0	(672)
Total operating expenses, net	(41,784)	(39,872)
Other income (expense):
Interest income	28	44
Other income, net	860	838
Interest expense	(1,790)	0
Total other (expense) income, net	(902)	882
Net loss before income tax	(42,686)	(38,990)
Income tax benefit	5,624	5,724
Net loss attributable to ordinary shareholders	(37,062)	(33,266)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(7,455)	1,273
Total comprehensive loss	$ (44,517)	$ (31,993)
Basic net loss per ordinary share (in usd per share)	$ (0.41)	$ (0.53)
Diluted net loss per ordinary share (in usd per share)	$ (0.41)	$ (0.53)
Weighted-average basic ordinary shares (in shares)	90,914,175	62,447,606
Weighted-average diluted ordinary shares (in shares)	90,914,175	62,447,606